Prepayments, Deposits And Other Receivables - Additional information (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Percentage Of Loss On Default	45.00%	45.00%
Bottom of range [member]
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Probability Of Default	0.33%	0.33%
Top of range [member]
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Probability Of Default	0.50%	0.50%